Expense Example {- Government Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-10 - Government Portfolio - Class I	May 28, 2022 USD ($)
Expense Example:
1 year	$ 18
3 years	62
5 years	110
10 years	$ 253